LEASE OF 135 LUDLOW AVENUE (Details Textual) - a	12 Months Ended
	Mar. 31, 2016	Jul. 29, 2014	Jul. 01, 2010
Operating Leases Rental Properties [Line Items]
Lease Expiration Date	Dec. 31, 2016
Lease Renewal Term	5 years
Property Subject to Operating Lease [Member] | Warehouse [Member]
Operating Leases Rental Properties [Line Items]
Area of Land			15,000
July 2014 Modification Agreement [Member] | Leasehold Improvements [Member] | Warehouse [Member]
Operating Leases Rental Properties [Line Items]
Area of Land	20,000
July 2014 Modification Agreement [Member] | Property Subject to Operating Lease [Member] | Warehouse [Member]
Operating Leases Rental Properties [Line Items]
Area of Land		35,000